BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2025
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

NOTE 20: BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Balances with interested and related parties

  As of December 31, 2025

	Key management personnel	Other interested and related parties

Vendors	$-	$13

Other accounts payable	$547	$122

  As of December 31, 2024

	Key management personnel	Other interested and related parties

Vendors	$-	$7

Other accounts payable	$331	$110

b.	Benefits to interested and related parties:

	Year ended December 31,
	2025	2024	2023

Salary to those employed by the Company or on its behalf	$-	$-	$-

Directors’ fees to those not employed by the Company or on its behalf	$738	$453	$411

Number of individuals to whom the salary and benefits relate:
Related and interested parties employed by the Company or on its behalf	-	-	-
Directors not employed by the Company	8	9	8
	8	9	8

c.	Share-based payment:

	Year ended December 31,
	2025	2024	2023

Share-based payment to those employed by the Company or on its behalf	$374	$354	$207

Share-based payment to those not employed by the Company or on its behalf	$343	$429	$102

d.	Transactions with interested and related parties:

  Year ended December 31, 2025

	Key management personnel (*)	Other interested and related parties

Research and development expenses	$-	$77
General and administrative expenses	1,119	395
	$1,119	$472

  Year ended December 31, 2024

	Key management personnel (*)	Other interested and related parties

Research and development expenses	$-	$70
General and administrative expenses	846	383
	$846	$453

  Year ended December 31, 2023

	Key management personnel (*)	Other interested and related parties

Research and development expenses	$-	$70
General and administrative expenses	801	298
	$801	$368

*)       Some of the key management personnel are interested parties by virtue of holdings.

e.	For transactions including the issuance of shares and warrants to related parties, see Note 12e.

f.	For information regarding the fair value of the options granted to directors, see Note 17b.